Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

On February 28, 2022, the Company entered a five-year cooperation agreement with Jiushang (Hangzhou) Semiconductor Technology Co., Ltd. (“Jiushang”) to jointly develop semiconductor operating businesses.

On April 2, 2022, Roan and Jiushang established a joint venture, Zhongxin Future (Hangzhou) Semiconductor Technology Industry Development Co., Ltd.. Roan and its business partner, own 22% and 38% of the equity, respectively, and the remaining 40% is held by Jiushang. The profit share will be 60% and 40% between Jiushang and Roan and its business partner, respectively. The registered capital of the joint venture is RMB100 million. The Company has not paid for this investment as of the date of this report.

In accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the condensed financial statements.